Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of December 31,
	2025	2024
Accounts receivable	$3,538,587	$3,674,437
Less: Allowance for credit losses	(2,439,506)	(2,087,671)
Accounts receivable, net	$1,099,081	$1,586,766

Movements of allowance for credit losses are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Allowance for credit losses, beginning balance	$2,087,671	$2,075,280	$3,523,458
Net provision for (reversal of) credit losses	261,522	76,953	(304,112)
Uncollectible accounts receivable written-off	-	-	(981,152)
Effects of foreign exchange rate	90,313	(64,562)	(162,914)
Allowance for credit losses, ending balance	$2,439,506	$2,087,671	$2,075,280